Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Telecommunications Portfolio
May 31, 2026
TEL-NPRT1-0726
1.802191.122
Common Stocks - 91.1%
	Shares	Value ($)
BELGIUM - 2.4%
Communication Services - 2.4%
Diversified Telecommunication Services - 2.4%
Liberty Global Ltd Class A (b)	253,500	3,171,285
Liberty Global Ltd Class C (b)	259,736	3,158,389

TOTAL BELGIUM		6,329,674
PUERTO RICO - 3.2%
Communication Services - 3.2%
Diversified Telecommunication Services - 3.2%
Liberty Latin America Ltd Class A (b)	252,400	2,036,868
Liberty Latin America Ltd Class C (b)	772,333	6,333,131

TOTAL PUERTO RICO		8,369,999
UNITED STATES - 85.5%
Communication Services - 85.5%
Diversified Telecommunication Services - 75.9%
Anterix Inc (a)(b)	97,200	6,222,744
AST SpaceMobile Inc Class A (a)(b)	147,400	16,716,634
AT&T Inc	1,642,620	40,736,976
Bandwidth Inc Class A (b)	142,100	9,232,237
Cogent Communications Holdings Inc (a)	159,039	2,824,532
Comcast Corp Class A	188,900	4,697,943
GCI LLC Class A	12,900	287,799
GCI LLC Class C	133,524	2,986,932
Globalstar Inc (b)	150,298	12,656,595
IDT Corp Class B	122,100	6,735,036
Iridium Communications Inc	433,811	22,462,734
Lumen Technologies Inc (b)	1,172,200	12,882,478
Shenandoah Telecommunications Co (a)	24,723	394,331
Uniti Group Inc (a)(b)	891,300	10,000,386
Verizon Communications Inc	1,006,897	48,139,746
		196,977,103
Media - 0.5%
EchoStar Corp Class A (a)(b)	9,800	1,266,062
Wireless Telecommunication Services - 9.1%
Array Digital Infrastructure Inc (a)	60,000	3,051,600
Spok Holdings Inc	11,300	119,667
T-Mobile US Inc	67,224	12,606,517
Telephone and Data Systems Inc	197,964	7,742,372
		23,520,156
TOTAL COMMUNICATION SERVICES		221,763,321
Industrials - 0.0%
Aerospace & Defense - 0.0%
Hawkeye 360 Inc	400	13,204
TOTAL UNITED STATES		221,776,525
TOTAL COMMON STOCKS (Cost $152,118,564)		236,476,198

Domestic Equity Funds - 4.8%
	Shares	Value ($)
iShares US Telecommunications ETF (Cost $12,648,368)	284,100	12,670,860

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.67	2,044,186	2,044,595
Fidelity Securities Lending Cash Central Fund (c)(d)	3.67	15,752,478	15,754,054
TOTAL MONEY MARKET FUNDS (Cost $17,798,649)			17,798,649

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $182,565,581)	266,945,707
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(7,317,399)
NET ASSETS - 100.0%	259,628,308

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $13,634,291.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,085,767	14,227,511	22,268,683	27,664	-	-	2,044,595	2,044,186	0.0%
Fidelity Securities Lending Cash Central Fund	16,836,286	51,413,148	52,495,380	7,321	-	-	15,754,054	15,752,478	0.0%
Total	26,922,053	65,640,659	74,764,063	34,985	-	-	17,798,649

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.